Net Loss per Share Attributable to Common Stockholders - Computation of Basic Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Dec. 31, 2022	Jan. 31, 2022
Numerator [Abstract]
Net loss	$ (720,647)	$ (21,405)		$ (38,439)
Net loss per share attributable to common stockholders	$ (720,647)	$ (21,405)		$ (38,439)
Denominator [Abstract]
Weighted-average common stock outstanding (in shares)	116,862,277	43,041,209		42,073,351
Net (loss) income per share attributable to common stockholders, basic	$ (6.17)	$ (0.5)	$ (0.91)	$ (0.91)
Net (loss) income per share attributable to common stockholders, diluted	$ (6.17)	$ (0.5)	$ (0.91)	$ (0.91)